Retirement Plans Accumulated Benefit Obligations and Reconciliations of Changes in Projected Benefit Obligation, Changes in Plan Assets and Funded Status (Details) - USD ($) $ in Millions		12 Months Ended
		Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
U.S. Pension Plans
Retirement Plans [Line Items]
Accumulated Benefit Obligation		$ 4,118	$ 2,985
Change in Projected Benefit Obligation
Projected benefit obligation at beginning of year		3,022	2,875
Service cost		16	31	$ 70
Interest cost		104	122	138
Plan participant contributions		0	0
Divestitures		0	0
Actuarial (gain) loss		355	203
Estimated subsidy received		0	0
Curtailment		0	0
Other		(1)	0
Currency translation adjustment		0	0
Projected benefit obligation at end of year		4,169	3,022	2,875
Change in Plan Assets
Fair value of plan assets at beginning of year		2,283	2,504
Actual return on plan assets		267	(4)
Divestitures		0	0
Employer and employee contributions		16	315
Benefits paid		(124)	(201)
Settlement payments		(177)	(8)
Other		0	0
Currency translation adjustment		0	0
Fair value of plan assets at end of year		2,947	2,283	2,504
Total Plan Assets		3,293	2,606
Funded status		(876)	(416)
Amounts recognized in the statement of financial position consist of:
Net amount recognized		$ (876)	$ (416)
Weighted Average Assumptions
Discount rate	[1]	3.70%	4.40%
Rate of compensation increase		3.20%	3.25%
Postretirement Benefits
Retirement Plans [Line Items]
Accumulated Benefit Obligation		$ 0	$ 0
Change in Projected Benefit Obligation
Projected benefit obligation at beginning of year		211	224
Service cost		2	3	5
Interest cost		6	9	12
Plan participant contributions		6	6
Divestitures		0	0
Actuarial (gain) loss		5	0
Estimated subsidy received		1	1
Curtailment		0	0
Other		1	(4)
Currency translation adjustment		0	(4)
Projected benefit obligation at end of year		242	211	224
Change in Plan Assets
Fair value of plan assets at beginning of year		194	219
Actual return on plan assets		17	(9)
Divestitures		0	0
Employer and employee contributions		7	8
Benefits paid		(22)	(24)
Settlement payments		0	0
Other		0	0
Currency translation adjustment		0	0
Fair value of plan assets at end of year		196	194	219
Total Plan Assets		196	194
Funded status		(46)	(17)
Amounts recognized in the statement of financial position consist of:
Net amount recognized		$ (46)	$ (17)
Weighted Average Assumptions
Discount rate	[1]	3.30%	3.75%
Non-U.S. Pension
Retirement Plans [Line Items]
Accumulated Benefit Obligation		$ 3,359	$ 1,388
Change in Projected Benefit Obligation
Projected benefit obligation at beginning of year		1,447	1,572
Service cost		30	32	38
Interest cost		44	57	71
Plan participant contributions		1	1
Divestitures		0	(18)
Actuarial (gain) loss		295	7
Estimated subsidy received		0	0
Curtailment		0	5
Other		(1)	43
Currency translation adjustment		(92)	(159)
Projected benefit obligation at end of year		3,522	1,447	1,572
Change in Plan Assets
Fair value of plan assets at beginning of year		1,126	1,201
Actual return on plan assets		113	48
Divestitures		0	(10)
Employer and employee contributions		121	81
Benefits paid		(59)	(55)
Settlement payments		(57)	(10)
Other		0	39
Currency translation adjustment		(88)	(117)
Fair value of plan assets at end of year		2,484	1,126	$ 1,201
Total Plan Assets		2,536	1,177
Funded status		(986)	(270)
Amounts recognized in the statement of financial position consist of:
Net amount recognized		$ (986)	$ (270)
Weighted Average Assumptions
Discount rate	[1]	1.90%	3.15%
Rate of compensation increase		2.75%	3.00%
Other noncurrent assets | U.S. Pension Plans
Change in Projected Benefit Obligation
Benefits and settlements paid		$ 301	$ 209
Other noncurrent assets | Postretirement Benefits
Change in Projected Benefit Obligation
Benefits and settlements paid		22	24
Other noncurrent assets | Non-U.S. Pension
Change in Projected Benefit Obligation
Benefits and settlements paid		116	65
Fair Value, Inputs, Level 1 [Member] | U.S. Pension Plans
Change in Plan Assets
Fair value of plan assets at beginning of year		2,114
Fair value of plan assets at end of year		2,268	2,114
Fair Value, Inputs, Level 1 [Member] | Postretirement Benefits
Change in Plan Assets
Fair value of plan assets at beginning of year		194
Fair value of plan assets at end of year		196	194
Fair Value, Inputs, Level 1 [Member] | Non-U.S. Pension
Change in Plan Assets
Fair value of plan assets at beginning of year		804
Fair value of plan assets at end of year		1,269	804
Fair Value, Inputs, Level 2 [Member] | U.S. Pension Plans
Change in Plan Assets
Fair value of plan assets at beginning of year		169
Fair value of plan assets at end of year		679	169
Fair Value, Inputs, Level 2 [Member] | Postretirement Benefits
Change in Plan Assets
Fair value of plan assets at beginning of year		0
Fair value of plan assets at end of year		0	0
Fair Value, Inputs, Level 2 [Member] | Non-U.S. Pension
Change in Plan Assets
Fair value of plan assets at beginning of year		322
Fair value of plan assets at end of year		1,215	322
Hedge Funds | Non-U.S. Pension
Change in Plan Assets
Fair value of plan assets at beginning of year		172
Fair value of plan assets at end of year		169	172
Hedge Funds | Fair Value, Inputs, Level 1 [Member] | Non-U.S. Pension
Change in Plan Assets
Fair value of plan assets at beginning of year		0
Fair value of plan assets at end of year		0	0
Hedge Funds | Fair Value, Inputs, Level 2 [Member] | Non-U.S. Pension
Change in Plan Assets
Fair value of plan assets at beginning of year		172
Fair value of plan assets at end of year		169	172
Cash | U.S. Pension Plans
Change in Plan Assets
Fair value of plan assets at beginning of year		75
Fair value of plan assets at end of year		38	75
Cash | Postretirement Benefits
Change in Plan Assets
Fair value of plan assets at beginning of year		10
Fair value of plan assets at end of year		7	10
Cash | Non-U.S. Pension
Change in Plan Assets
Fair value of plan assets at beginning of year		98
Fair value of plan assets at end of year		90	98
Cash | Fair Value, Inputs, Level 1 [Member] | U.S. Pension Plans
Change in Plan Assets
Fair value of plan assets at beginning of year		75
Fair value of plan assets at end of year		38	75
Cash | Fair Value, Inputs, Level 1 [Member] | Postretirement Benefits
Change in Plan Assets
Fair value of plan assets at beginning of year		10
Fair value of plan assets at end of year		7	10
Cash | Fair Value, Inputs, Level 1 [Member] | Non-U.S. Pension
Change in Plan Assets
Fair value of plan assets at beginning of year		98
Fair value of plan assets at end of year		90	98
Cash | Fair Value, Inputs, Level 2 [Member] | U.S. Pension Plans
Change in Plan Assets
Fair value of plan assets at beginning of year		0
Fair value of plan assets at end of year		0	0
Cash | Fair Value, Inputs, Level 2 [Member] | Postretirement Benefits
Change in Plan Assets
Fair value of plan assets at beginning of year		0
Fair value of plan assets at end of year		0	0
Cash | Fair Value, Inputs, Level 2 [Member] | Non-U.S. Pension
Change in Plan Assets
Fair value of plan assets at beginning of year		0
Fair value of plan assets at end of year		0	0
Real Estate | Postretirement Benefits
Change in Plan Assets
Fair value of plan assets at beginning of year		11
Fair value of plan assets at end of year		13	11
Real Estate | Non-U.S. Pension
Change in Plan Assets
Fair value of plan assets at beginning of year		7
Fair value of plan assets at end of year			7
Real Estate | Fair Value, Inputs, Level 1 [Member] | Postretirement Benefits
Change in Plan Assets
Fair value of plan assets at beginning of year		11
Fair value of plan assets at end of year		13	11
Real Estate | Fair Value, Inputs, Level 1 [Member] | Non-U.S. Pension
Change in Plan Assets
Fair value of plan assets at beginning of year		7
Fair value of plan assets at end of year		11	7
Real Estate | Fair Value, Inputs, Level 2 [Member] | Postretirement Benefits
Change in Plan Assets
Fair value of plan assets at beginning of year		0
Fair value of plan assets at end of year		0	0
Real Estate | Fair Value, Inputs, Level 2 [Member] | Non-U.S. Pension
Change in Plan Assets
Fair value of plan assets at beginning of year		0
Fair value of plan assets at end of year		0	0
Commodities | Postretirement Benefits
Change in Plan Assets
Fair value of plan assets at beginning of year		12
Fair value of plan assets at end of year		12	12
Commodities | Fair Value, Inputs, Level 1 [Member] | Postretirement Benefits
Change in Plan Assets
Fair value of plan assets at beginning of year		12
Fair value of plan assets at end of year		12	12
Commodities | Fair Value, Inputs, Level 2 [Member] | Postretirement Benefits
Change in Plan Assets
Fair value of plan assets at beginning of year		0
Fair value of plan assets at end of year		0	0
Continuing Operations [Member] | U.S. Pension Plans
Amounts recognized in the statement of financial position consist of:
Prepaid benefit cost		21	16
Accrued benefit liability		(896)	(432)
Continuing Operations [Member] | Postretirement Benefits
Amounts recognized in the statement of financial position consist of:
Prepaid benefit cost		53	37
Accrued benefit liability		(95)	(52)
Continuing Operations [Member] | Non-U.S. Pension
Change in Projected Benefit Obligation
Service cost		30	25
Interest cost		44	46
Amounts recognized in the statement of financial position consist of:
Prepaid benefit cost		25	20
Accrued benefit liability		(832)	(184)
Discontinued Operations | U.S. Pension Plans
Amounts recognized in the statement of financial position consist of:
Prepaid benefit cost		1	1
Accrued benefit liability		(2)	(1)
Discontinued Operations | Postretirement Benefits
Amounts recognized in the statement of financial position consist of:
Prepaid benefit cost		0	0
Accrued benefit liability		(4)	(2)
Discontinued Operations | Non-U.S. Pension
Amounts recognized in the statement of financial position consist of:
Prepaid benefit cost		7	10
Accrued benefit liability		(186)	(116)
Tyco Merger [Member] | U.S. Pension Plans
Change in Projected Benefit Obligation
Acquisitions		974	0
Change in Plan Assets
Acquisitions		705	0
Tyco Merger [Member] | Postretirement Benefits
Change in Projected Benefit Obligation
Acquisitions		30	0
Change in Plan Assets
Acquisitions		0	0
Tyco Merger [Member] | Non-U.S. Pension
Change in Projected Benefit Obligation
Acquisitions		1,635	0
Change in Plan Assets
Acquisitions		1,149	0
Series of Individually Immaterial Business Acquisitions [Member] | U.S. Pension Plans
Change in Projected Benefit Obligation
Acquisitions		0	0
Change in Plan Assets
Acquisitions		0	0
Series of Individually Immaterial Business Acquisitions [Member] | Postretirement Benefits
Change in Projected Benefit Obligation
Acquisitions		2	0
Change in Plan Assets
Acquisitions		0	0
Series of Individually Immaterial Business Acquisitions [Member] | Non-U.S. Pension
Change in Projected Benefit Obligation
Acquisitions		279	0
Change in Plan Assets
Acquisitions		$ 180	$ 0

[1]	The Company considers the expected benefit payments on a plan-by-plan basis when setting assumed discount rates. As a result, the Company uses different discount rates for each plan depending on the plan jurisdiction, the demographics of participants and the expected timing of benefit payments. For the U.S. pension and postretirement plans, the Company uses a discount rate provided by an independent third party calculated based on an appropriate mix of high quality bonds. For the non-U.S. pension and postretirement plans, the Company consistently uses the relevant country specific benchmark indices for determining the various discount rates.At September 30, 2015, the Company changed the method used to estimate the service and interest components of net periodic benefit cost for pension and other postretirement benefits for plans that utilize a yield curve approach. This change compared to the previous method results in different service and interest components of net periodic benefit cost (credit). Historically, the Company estimated these service and interest cost components utilizing a single weighted-average discount rate derived from the yield curve used to measure the benefit obligation at the beginning of the period. The Company elected to utilize a full yield curve approach in the estimation of these components by applying the specific spot rates along the yield curve used in the determination of the benefit obligation to the relevant projected cash flows. The Company made this change to provide a more precise measurement of service and interest costs by improving the correlation between projected benefit cash flows to the corresponding spot yield curve rates. This change does not affect the measurement of the total benefit obligations or annual net periodic benefit cost (credit) as the change in the service and interest costs is completely offset in the net actuarial (gain) loss reported. The change in the service and interest costs was not significant. The Company accounted for this change as a change in accounting estimate.